Segment reporting (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Operating Segments [Table]
Net interest income	$ 1,665	$ 1,771	$ 1,628	$ 3,436	$ 3,241
Non-interest income				14,862	14,333
Income				18,299	17,574
Credit loss (expense) / release	(7)	(18)	80	(25)	108
Total revenues	8,917	9,382	8,897	18,299	17,574
Operating expenses	6,295	6,634	6,384	12,929	12,790
Operating profit / (loss) before tax	2,615	2,729	2,593	5,344	4,891
Tax expense / (benefit)	497	585	581	1,082	1,053
Net profit / (loss)	2,118	2,144	$ 2,012	4,262	3,838
Additional information
Total assets	1,113,193	$ 1,139,922		1,113,193		$ 1,117,182
Effect Of Change In Methodology Of Allocation Of Balance Sheet Resources From Group Functions To Business Divisions If Applied Retrospectively						17,000
Global Wealth Management
Disclosure Of Operating Segments [Table]
Net interest income				2,409	2,023
Non-interest income				7,172	7,583
Income				9,581	9,606
Credit loss (expense) / release				10	16
Operating expenses				7,124	6,918
Operating profit / (loss) before tax				2,467	2,704
Additional information
Total assets	397,111			397,111		395,235
Personal & Corporate Banking
Disclosure Of Operating Segments [Table]
Net interest income				1,057	1,039
Non-interest income				1,088	1,063
Income				2,144	2,102
Credit loss (expense) / release				(57)	69
Operating expenses				1,246	1,284
Operating profit / (loss) before tax				841	888
Additional information
Total assets	222,424			222,424		225,370
Asset Management
Disclosure Of Operating Segments [Table]
Net interest income				(7)	(7)
Non-interest income				1,958	1,310
Income				1,950	1,303
Credit loss (expense) / release				0	0
Operating expenses				817	820
Operating profit / (loss) before tax				1,133	482
Additional information
Total assets	18,621			18,621		25,639
Investment Bank
Disclosure Of Operating Segments [Table]
Net interest income				104	244
Non-interest income				4,899	4,476
Income				5,003	4,720
Credit loss (expense) / release				24	23
Operating expenses				3,688	3,663
Operating profit / (loss) before tax				1,339	1,080
Additional information
Total assets	388,281			388,281		346,431
Effect Of Change In Methodology Of Allocation Of Balance Sheet Resources From Group Functions To Business Divisions If Applied Retrospectively						14,000
Group Functions
Disclosure Of Operating Segments [Table]
Net interest income				(126)	(58)
Non-interest income				(253)	(99)
Income				(379)	(158)
Credit loss (expense) / release				(2)	(1)
Operating expenses				54	105
Operating profit / (loss) before tax				(436)	$ (263)
Additional information
Total assets	$ 86,755			$ 86,755		$ 124,507